RELATED PARTY TRANSACTIONS - Secondary Share Sale (Details) - Hermitage $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Sale price per share	$ 34.0131
Common stock grant date fair value per share	4.8
Price paid in excess of fair value (in dollars per share)	$ 29.2131
Incremental fair value | $	$ 2,122
CTO
RELATED PARTY TRANSACTIONS
Shares sold | shares	32,693
CEO
RELATED PARTY TRANSACTIONS
Shares sold | shares	39,930